Power generation licenses (Narrative) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment Test of Power Generation License [Line Items]
Growth rates of cash flows beyond the terminal year	0.00%
Tuas Power
Impairment Test of Power Generation License [Line Items]
Growth rates of cash flows beyond the terminal year	2.00%	2.00%
Power generation license [member]
Impairment Test of Power Generation License [Line Items]
Impairment provided for the power generation license	¥ 0	¥ 0